CONTINGENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2013
Contingent Liabilities Tables
Future minimum lease payments	At March 31, 2013, future minimum lease payments are as follows:
($ in thousands)
2013 (9 months)	$283
2014	$331
2015	$168
2016	$11
2017 and thereafter	$—
$793